LIENS, COMMITMENTS AND PROVISIONS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
LIENS, COMMITMENTS AND PROVISIONS	NOTE 19 – LIENS, COMMITMENTS AND PROVISIONS: The Company’s Israeli subsidiary’s fixed assets (motor vehicles) are secured against bank borrowings